CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

     2.     There  are  no  changes  to  the   Prospectuses  and  Statements  of
            Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 29 ("PEA No. 29") on April 29, 2002, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

            Growth Portfolio                      Aggressive Growth Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares

            Capital Appreciation Portfolio        Strategic Value Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares

            Core Equity Portfolio                 Balanced Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares

            Growth and Income Portfolio           International Growth Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares
                                                  - Service II Shares

            Worldwide Growth Portfolio            Global Life Sciences Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares
            - Service II Shares

            Global Technology Portfolio           Global Value Portfolio
            - Institutional Shares                - Service Shares
            - Service Shares
            - Service II Shares

            Flexible Income Portfolio             Money Market Portfolio
            - Institutional Shares                - Institutional Shares
            - Service Shares                      - Service Shares

            (collectively, the "Portfolios")



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     3.     The text of PEA No. 29 has been filed electronically.

     DATED: May 1, 2002

                                          JANUS ASPEN SERIES
                                          on behalf of the Portfolios



                                          By:
                                             -----------------------------------
                                             Bonnie M. Howe
                                             Vice President